INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 55,914
2023	55,307
2024	55,307
2025	55,307
2026	55,307
Thereafter	1,650,791
Intangible assets, net	$ 1,927,933	$ 1,881,722